Note 7 - Deposits	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 7 - DEPOSITS

Time deposits at December 31, 2013 and 2012 include individual deposits of $100,000 or more approximating $53,642,036 and $57,112,173, respectively. Interest expense on time deposits of $100,000 or more approximated $638,098 for 2013, and $784,218 for 2012.

At December 31, 2013, time deposits approximated $172,347,668 and were scheduled to mature as follows: 2014, $86,975,644; 2015, $50,506,506; 2016, $16,157,832; 2017, $13,415,377; 2018, $4,061,999; and thereafter, $1,230,310.